Label	Element	Value
AI Quality Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AI Quality Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AI Quality Growth ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended May 31, 2020, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 72.71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.71%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current contractual fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through July 31 , 2022.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. The Advisor seeks to achieve the Fund’s investment objective of capital appreciation by principally investing in domestic common stocks that the Advisor believes to have above-average growth potential relative to their peers. The Advisor uses a proprietary screening system that incorporates quantitative and fundamental analysis in order to construct the Fund’s portfolio.

The Fund invests principally in domestic common stocks and is not limited in its investments by market capitalization.  The Fund invest s in other investment companies, including mutual funds and exchange traded funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (“Portfolio Funds”).

The Advisor utilizes a screening and selection process to build a portfolio of quality domestic growth stocks, which includes a select group of growth stocks that the Advisor believes have the potential for revenue growth rates higher than their peers.

First, the Advisor employs quantitative analysis of individual stock metrics in order to select stocks with quality and/or growth characteristics.  Quality metrics include earnings variability, return on equity, and debt to equity ratio.  Growth metrics include revenue growth rates and companies with above average earnings growth.  Second, the Advisor will select approximately 30-40 stocks from this universe with an emphasis on companies that the Advisor believes may have a competitive advantage (such as strong products in industries with high barriers to entry), sustainable earnings growth rates, growth of free cash flow, and/or potential for a high return on capital.  This selection of 30-40 holdings is constructed to diversify across sectors and industries where current opportunities are viewed as favorable.  The portfolio is generally equally weighted based on the security’s market value.

The Fund may employ a risk management strategy intended to manage the volatility of the Fund’s returns and reduce the overall risk of investing in the Fund. The risk management strategy monitors technical and volatility metrics to gauge periods where there is potential for higher equity market risk. When periods of equity downside are more likely, the risk management strategy will reduce equity exposure. When employing this risk management strategy, the Fund may allocate a significant percentage of its assets to cash and cash equivalents. When employing the risk management strategy, in addition to cash and cash equivalents , the Fund may utilize a hedge overlay for downside protection, which will include put options and ETFs that have exposure to changes in volatility or offer inverse performance to equity markets (inverse ETFs).  In order to effectively execute the hedge overlay, when the Fund is not employing the risk management strategy, the Advisor will generally maintain an approximately 10% position in a broad market equity ETF, and the assets allocated to this broad market equity ETF are reallocated to the risk management strategy investments in times of market stress.  The hedge overlay will be used when the Advisor believes there is the potential for higher risk of loss in equity markets.

The Advisor may sell a portfolio security when its reward/risk measures weaken, the fundamentals of the stock change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the Fund’s portfolio. The Advisor’s evaluation of reward/risk measures are based on a quarterly screen of price momentum and sector analysis relative to other equity securities. The Advisor’s evaluation of changes in fundamentals includes a review of price earnings ratios, earnings growth, revenue growth and leverage ratios. As a result of its strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transactions costs and higher taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund will be subject to the following principal risks:

Common Stock Risk.  The Fund’s investments in shares of common stock, both directly and indirectly through the Fund’s investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Equity Securities Risk.  Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

ETF Investing Risk.  The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of ETFs in the Fund’s portfolio.

Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Managed Volatility Risk. Techniques used by Advisor to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

Options Risk .   There are risks associated with the sale and purchase of put options.  As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index falls below the strike price.  As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. If a put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Fund Investing Risk.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Quantitative Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small-Cap and Mid-Cap Securities Risk. The Portfolio Fund s may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

o
Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

◾
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s net asset value.

◾
To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund’s net asset value.

◾
The market price for the Shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund’s net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

◾
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s net asset value.

◾
In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s net asset value.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compare to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Fundamental Growth Fund, a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on [               ], 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective September 7, 2020. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The performance information set forth below reflects the historical performance of the Predecessor Fund ’s Institutional Class shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available online at https://etfpages.com /AQGX.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compare to that of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://etfpages.com/AQGX
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above, the Fund’s highest quarterly return was 25.47%  (quarter ended June 30, 2020) , and the Fund’s lowest quarterly return was 25.65% (quarter ended December 31, 2018).   The Fund’s year-to-date return as of March 31, 2021 was 0.63% .

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	25.65%
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In prior prospectuses, the Fund compared its performance against the S&P Global Broad Market TR Index. The Advisor believes the Morningstar Moderate Aggressive Target Risk TR Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies than the S&P Global Broad Market TR Index as the Fund uses a defensive overlay and may result in higher allocations to cash or other investments not included in the S&P Global Broad Market TR Index and, therefore, the Morningstar Moderate Aggressive Target Risk TR Index will replace the S&P Global Broad Market TR Index in future comparisons.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees and expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Periods Ended December 31, 2020
AI Quality Growth ETF | Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.12%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.23%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.55%	[1]
AI Quality Growth ETF | S&P Global Broad Market TR Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Global Broad Market TR Index (reflects no deductions for fees and expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2013
AI Quality Growth ETF | AI Quality Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,402
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	351
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	623
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,402
Annual Return 2014	rr_AnnualReturn2014	8.80%
Annual Return 2015	rr_AnnualReturn2015	(0.03%)
Annual Return 2016	rr_AnnualReturn2016	1.51%
Annual Return 2017	rr_AnnualReturn2017	31.27%
Annual Return 2018	rr_AnnualReturn2018	(19.44%)
Annual Return 2019	rr_AnnualReturn2019	29.49%
Annual Return 2020	rr_AnnualReturn2020	20.32%
Label	rr_AverageAnnualReturnLabel	Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2013
AI Quality Growth ETF | AI Quality Growth ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.16%
AI Quality Growth ETF | AI Quality Growth ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.17%

[1]	In prior prospectuses, the Fund compared its performance against the S&P Global Broad Market TR Index. The Advisor believes the Morningstar Moderate Aggressive Target Risk TR Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies than the S&P Global Broad Market TR Index as the Fund uses a defensive overlay and may result in higher allocations to cash or other investments not included in the S&P Global Broad Market TR Index and, therefore, the Morningstar Moderate Aggressive Target Risk TR Index will replace the S&P Global Broad Market TR Index in future comparisons.
[2]	Restated to reflect current contractual fees.
[3]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[4]	Cavalier Investments, LLC d/b/a Adaptive Investments, the investment advisor to the Fund (the “Advisor”), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) to not more than 0.95 % of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through July 31, 2022 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement.